Annual Total Returns[BarChart] - PIMCO Dividend and Income Fund - Institutional	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	14.29%	17.29%	3.73%	(9.70%)	9.93%	16.20%	(8.78%)	15.62%	(1.35%)